Post-employment Benefits - Benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Post-employment pension plans.
Beginning of year	$ 962,497	$ 716,095
Service cost	131,662	129,707
Interest cost	193,344	170,653
Benefits paid	(541)	(21,840)
Past service cost	46,846	(8,613)
End of year	1,468,112	962,497
Pensions
Post-employment pension plans.
Beginning of year	926,050
Benefits paid	(15,087)
End of year	1,288,784	926,050
Seniority Premiums
Post-employment pension plans.
Beginning of year	36,447
Benefits paid	14,546
End of year	179,328	36,447
Defined benefit obligation
Post-employment pension plans.
Beginning of year	2,477,527	2,419,153
Service cost	131,662	129,707
Interest cost	193,344	170,653
Benefits paid	(215,474)	(183,496)
Remeasurement of post-employment benefit obligations	213,703	(49,877)
Past service cost	46,846	(8,613)
End of year	2,847,608	2,477,527
Defined benefit obligation | Pensions
Post-employment pension plans.
Beginning of year	2,034,226
Service cost	81,483
Interest cost	158,065
Benefits paid	(136,962)
Remeasurement of post-employment benefit obligations	165,775
Past service cost	37,273
End of year	2,339,860	2,034,226
Defined benefit obligation | Seniority Premiums
Post-employment pension plans.
Beginning of year	443,301
Service cost	50,179
Interest cost	35,279
Benefits paid	(78,512)
Remeasurement of post-employment benefit obligations	47,928
Past service cost	9,573
End of year	$ 507,748	$ 443,301